Document And Entity Information	3 Months Ended
Mar. 31, 2015
Document And Entity Information [Abstract]
Entity Registrant Name	Green Bancorp, Inc.
Entity Central Index Key	0001606363
Document Type	S-4
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer
Document Period End Date	Mar. 31, 2015